Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	5.35757%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,866,961.01

Principal:
Principal Collections	$18,777,814.31
Prepayments in Full	$7,526,128.51
Liquidation Proceeds	$451,155.49
Recoveries	$22,268.44
Sub Total	$26,777,366.75
Collections	$28,644,327.76

Purchase Amounts:
Purchase Amounts Related to Principal	$170,558.14
Purchase Amounts Related to Interest	$766.55
Sub Total	$171,324.69

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,815,652.45

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	26
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,815,652.45
Servicing Fee	$448,864.26	$448,864.26	$0.00	$0.00	$28,366,788.19
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,366,788.19
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$28,366,788.19
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$28,366,788.19
Interest - Class A-3 Notes	$1,397,854.47	$1,397,854.47	$0.00	$0.00	$26,968,933.72
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$26,637,683.72
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,637,683.72
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$26,440,941.72
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,440,941.72
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$26,299,360.05
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,299,360.05
Regular Principal Payment	$24,367,122.82	$24,367,122.82	$0.00	$0.00	$1,932,237.23
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,932,237.23
Residual Released to Depositor	$0.00	$1,932,237.23	$0.00	$0.00	$0.00
Total		$28,815,652.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,367,122.82
Total					$24,367,122.82

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,367,122.82	$52.93	$1,397,854.47	$3.04	$25,764,977.29	$55.97
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$24,367,122.82	$18.52	$2,067,428.14	$1.57	$26,434,550.96	$20.09

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$318,297,033.71	0.6914390	$293,929,910.89	0.6385061
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$459,077,033.71	0.3489011	$434,709,910.89	0.3303819

Pool Information
Weighted Average APR	4.136%	4.169%
Weighted Average Remaining Term	35.49	34.79
Number of Receivables Outstanding	25,480	24,813
Pool Balance	$538,637,113.32	$511,002,046.90
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$489,525,007.28	$464,743,358.46
Pool Factor	0.3661008	0.3473178

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$46,258,688.44
Targeted Overcollateralization Amount	$76,292,136.01
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$76,292,136.01

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$709,409.97
(Recoveries)		58	$22,268.44
Net Loss for Current Collection Period			$687,141.53
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.5308%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2837%
Second Prior Collection Period			1.1983%
Prior Collection Period			0.8019%
Current Collection Period			1.5711%
Four Month Average (Current and Prior Three Collection Periods)			0.9638%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,733	$9,355,717.22
(Cumulative Recoveries)			$1,318,177.16
Cumulative Net Loss for All Collection Periods			$8,037,540.06
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5463%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,398.57
Average Net Loss for Receivables that have experienced a Realized Loss			$4,637.93

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.71%	301	$8,760,001.80
61-90 Days Delinquent	0.27%	48	$1,380,692.70
91-120 Days Delinquent	0.08%	12	$430,076.66
Over 120 Days Delinquent	0.17%	23	$844,633.27
Total Delinquent Receivables	2.23%	384	$11,415,404.43

Repossession Inventory:
Repossessed in the Current Collection Period		13	$560,338.75
Total Repossessed Inventory		20	$910,857.06

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3330%
Prior Collection Period			0.3807%
Current Collection Period			0.3345%
Three Month Average			0.3494%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5196%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	26

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	102	$3,036,298.07
2 Months Extended	169	$5,298,247.34
3+ Months Extended	34	$862,966.37

Total Receivables Extended	305	$9,197,511.78
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer